Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Corporate Premises [Member]
Operating Leased Assets [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31	US$ thousands
2013	472
2014	69
2015	34

575

Motor Vehicles [Member]
Operating Leased Assets [Line Items]
Schedule of Future Minimum Payments Under Operating Leases

Year ending December 31	US$ thousands
2013	152
2014	141
2015	125
2016	30

448